Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Variable interest entity
Maximum exposure to loss in non-consolidated VIEs			¥ 83,514,067		¥ 82,279,188
Cash and cash equivalents	$ 96,615,599		711,205,698	¥ 1,298,565,042	630,416,786
Restricted cash	4,110,216		1,100,000	4,000,000	26,819,159
Accounts receivable	1,002				6,539
Other receivables	9,387,708		14,125,535		61,254,793
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,490,862 and RMB60,790,862 as of December 31, 2019 and 2020, respectively	3,093,090		95,193,003		20,182,412
Other current assets	2,457,424		4,984,541		16,034,692
Long-term investments	33,555,556		228,950,000		218,950,000
Investment in affiliates	15,378,070		107,541,000		100,341,909
Property and equipment, net	2,619,745		27,834,760		17,093,837
Other non-current assets	2,074,856		17,886,020		13,538,437
Right-of-use assets	5,995,297		68,950,101		39,119,312	¥ 152,300,000
Deferred tax assets	660,918		4,608,063		4,312,491
Total Assets	216,306,868		1,549,746,943		1,411,402,316
Accrued payroll and welfare expenses	8,877,567		58,318,063		57,926,124
Income tax payable	13,117,650		82,800,208		85,592,667
Other tax payable	405,206		695,081		2,643,970
Amounts due to related parties-current	2,547,997		19,439,664		16,625,680
Deferred revenue - current from related parties	1,588,432		42,053,959		10,364,519
Deferred revenue - current	1,317,810		35,674,503		8,598,708
Other current liabilities	9,158,593		78,201,072		59,759,820
Deferred revenue - non-current from related parties	1,751,017		4,917,845		11,425,388
Deferred revenue - non-current	196,794		311,651		1,284,080
Operating Lease Liabilities-non-current	1,934,009		28,518,789		12,619,411
Total Liabilities	40,895,075		350,930,835		266,840,367
Amounts due from related parties, allowance for doubtful accounts			96,307,907		107,453,024
Net revenues	59,489,923	¥ 388,171,743	785,947,212	1,321,743,663
Operating cost and expenses	64,766,008	422,598,203	922,621,166	1,481,686,576
Cash flows used in operating activities:	82,063	535,459	(213,255,822)	(67,721,633)
Cash flows (used in) generated from investing activities:	(4,969,882)	(32,428,482)	(365,663,454)	(40,881,690)
Cash flows used in financing activities:	(1,085,839)	(7,085,100)	29,636	(121,429,521)
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	29,067,619		356,891,990		189,666,212
Restricted cash	4,110,216		1,100,000		26,819,159
Accounts receivable	1,002				6,539
Other receivables	7,768,434		5,803,135		50,689,035
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,490,862 and RMB60,790,862 as of December 31, 2019 and 2020, respectively	1,304,408		22,231,830		8,511,264
Other current assets	3,017,957		22,828,583		19,692,172
Long-term investments	1,371,648		18,950,000		8,950,000
Investment in affiliates	13,118,352		86,468,304		85,597,248
Property and equipment, net	79,543		971,091		519,018
Intangible assets, net	3,204,765		22,623,254		20,911,091
Other non-current assets	457,815		5,755,331		2,987,240
Right-of-use assets	139,842		1,393,451		912,471
Deferred tax assets	706,217		4,608,063		4,608,063
Total Assets	64,347,818		549,625,032		419,869,512
Accrued payroll and welfare expenses	4,706,300		28,055,363		30,708,606
Income tax payable	8,032,152		19,815,543		52,409,793
Other tax payable			0		0
Amounts due to related parties-current	1,687,658		10,963,967		11,011,967
Deferred revenue - current from related parties	1,573,611		28,056,641		10,267,812
Deferred revenue - current	1,163,857		17,211,666		7,594,166
Other current liabilities	1,180,209		13,940,969		7,700,862
Deferred revenue - non-current from related parties	208,772		4,774,671		1,362,240
Deferred revenue - non-current	16,067		311,651		104,835
Operating Lease Liabilities-non-current	21,173		642,309		138,156
Total Liabilities	18,589,799		123,772,780		121,298,437
Amounts due from related parties, allowance for doubtful accounts			60,490,862		¥ 60,790,862
Net revenues	36,380,223	237,380,958	489,006,257	415,535,786
Operating cost and expenses	30,743,083	200,598,616	457,450,538	641,467,372
Net (loss) income attributable to ordinary shareholders	551,506	3,598,575	(13,401,093)	(406,544,377)
Cash flows used in operating activities:	(21,756,697)	(141,962,448)	(173,478,148)	(144,046,084)
Cash flows (used in) generated from investing activities:	69,859	455,829	2,481,771	(17,511,862)
Cash flows used in financing activities:				(200,000)
Third party | Consolidated VIE and VIE's subsidiaries
Variable interest entity
Net revenues	29,034,887	189,452,640	134,686,065	57,530,741
Related party | Consolidated VIE and VIE's subsidiaries
Variable interest entity
Net revenues	$ 7,345,336	¥ 47,928,318	¥ 354,320,192	¥ 358,005,045
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days	30 days
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years	20 years
Extension term of agreement (in years)	1 year	1 year
Term of loan agreement (in years)	20 years	20 years